Liquidity - Non-Derivative Financial Debt Investments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Liquidity
Time deposits - current	€ 1,226	€ 1,425
Time deposits - non-current	0	0
Time deposits	1,226	1,425
Debt securities - current	92	53
Debt securities - non-current	46	74
Debt securities	138	128
Financial instruments related to employee benefit plans - current	0	0
Financial instruments related to employee benefit plans - non-current	284	287
Financial instruments related to employee benefit plans	284	287
Loans and other financial receivables - current	174	98
Loans and other financial receivables - non-current	218	231
Loans and other financial receivables	392	329
Expected credit loss allowance - current	(7)	(7)
Expected credit loss allowance - non-current	0	0
Expected credit loss allowance	(7)	(7)
Non-derivative financial debt investments - current	1,485	1,569
Non-derivative financial debt investments - non-current	547	593
Non-derivative financial debt investments	2,032	2,161
Other financial assets, current	1,552	1,629
Other financial assets, non-current	7,269	7,141
Other financial assets	€ 8,821	€ 8,770
Non-derivative financial debt investments as % of other financial assets - current	96.00%	96.00%
Non-derivative financial debt investments as % of other financial assets - non-current	8.00%	8.00%
Non-derivative financial debt investments as % of other financial assets	23.00%	25.00%